Income Taxes (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Deferred tax assets, valuation allowance	$ 11,636,000	$ 8,589,000
Net operating loss carryover	$ 35,846,000	35,802,000
Income tax, operating loss expiration, description	These operating losses begin to expire in 2030.
Unrecognized tax benefits
Income tax reconciliation description	On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act ("Tax Act"). The legislation significantly changes U.S. tax law by, among other things, reducing the US federal corporate tax rate from 35% to 21%, repealing the alternative minimum tax, implementing a territorial tax system and imposing a repatriation tax on deemed repatriated earnings of foreign subsidiaries.
Federal corporate income tax rate	21.00%	34.00%
Deferred tax assets and liabilities		$ 3,600,000